IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Geographic Distribution of Business and Government Exposures Under the AIRB Approach

The following table provides a geographic distribution of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions.

$ millions, as at October 31, 2018	Canada	U.S.	Europe	Other	Total
Drawn	$100,788	$35,190	$6,278	$9,043	$151,299
Undrawn commitments	37,989	8,992	2,272	1,544	50,797
Repo-style transactions	7,364	2,961	1,014	1,052	12,391
Other off-balance sheet	57,217	14,570	8,175	540	80,502
OTC derivatives	10,484	6,198	3,516	1,423	21,621
	$213,842	$67,911	$21,255	$13,602	$316,610
October 31, 2017	$183,627	$70,580	$17,057	$13,266	$284,530

Summary of Risk Measurement

CIBC employs a 20-point master internal obligor default rating scale that broadly maps to external agencies ratings as presented in the table below.

Grade	CIBC rating	S&P equivalent	Moody’s equivalent
Investment grade	00 – 47	AAA to BBB-	Aaa to Baa3
Non-investment grade	51 – 67	BB+ to B-	Ba1 to B3
Watch list	70 – 80	CCC+ to C	Caa1 to Ca
Default	90	D	C

Summary of Exposure to Credit Risk
The table below as they have been deemed immaterial under the OSFI guidelines, and hence are subject to 100% risk-weighting.

$ millions, as at October 31			2018			2017
	AIRB approach (1)	Standardized approach	Total	AIRB approach (1)	Standardized approach	Total
Business and government portfolios
Corporate
Drawn	$85,899	$27,018	$112,917	$78,312	$23,390	$101,702
Undrawn commitments	43,180	4,885	48,065	39,078	4,085	43,163
Repo-style transactions	91,970	2	91,972	76,899	39	76,938
Other off-balance sheet	14,496	827	15,323	13,484	697	14,181
OTC derivatives	9,440	35	9,475	8,990	64	9,054
	244,985	32,767	277,752	216,763	28,275	245,038
Sovereign
Drawn	51,703	12,047	63,750	41,439	11,827	53,266
Undrawn commitments	6,576	–	6,576	5,642	–	5,642
Repo-style transactions	16,929	–	16,929	14,374	–	14,374
Other off-balance sheet	753	–	753	533	–	533
OTC derivatives	3,454	–	3,454	2,660	–	2,660
	79,415	12,047	91,462	64,648	11,827	76,475
Banks
Drawn	13,697	1,868	15,565	10,422	2,021	12,443
Undrawn commitments	1,041	5	1,046	840	8	848
Repo-style transactions	28,860	–	28,860	21,469	–	21,469
Other off-balance sheet	65,253	–	65,253	64,176	–	64,176
OTC derivatives	8,727	286	9,013	7,527	232	7,759
	117,578	2,159	119,737	104,434	2,261	106,695
Gross business and government portfolios	441,978	46,973	488,951	385,845	42,363	428,208
Less: collateral held for repo-style transactions	125,368	–	125,368	101,315	–	101,315
Net business and government portfolios	316,610	46,973	363,583	284,530	42,363	326,893
Retail portfolios
Real estate secured personal lending
Drawn	224,501	3,743	228,244	223,291	3,423	226,714
Undrawn commitments	19,572	2	19,574	18,922	3	18,925
	244,073	3,745	247,818	242,213	3,426	245,639
Qualifying revolving retail
Drawn	22,469	–	22,469	21,982	–	21,982
Undrawn commitments	51,836	–	51,836	49,140	–	49,140
Other off-balance sheet	277	–	277	293	–	293
	74,582	–	74,582	71,415	–	71,415
Other retail
Drawn	12,158	1,239	13,397	10,755	1,158	11,913
Undrawn commitments	2,546	26	2,572	2,396	28	2,424
Other off-balance sheet	9	–	9	37	–	37
	14,713	1,265	15,978	13,188	1,186	14,374
Total retail portfolios	333,368	5,010	338,378	326,816	4,612	331,428
Securitization exposures (2)	13,661	–	13,661	14,174	–	14,174
Gross credit exposure	789,007	51,983	840,990	726,835	46,975	773,810
Less: collateral held for repo-style transactions	125,368	–	125,368	101,315	–	101,315
Net credit exposure (3)	$663,639	$51,983	$715,622	$625,520	$46,975	$672,495

(1)	Includes exposures subject to the supervisory slotting approach.
(2)	Under IRB approach.
(3)

Excludes exposures arising from derivative and repo-style transactions which are cleared through QCCPs as well as credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%.

Summary of Credit Quality of Risk-rated Portfolios Exposure
$ millions, as at October 31				2018	2017
	EAD
Obligor grade	Corporate	Sovereign	Banks	Total	Total
Investment grade	$94,312	$63,120	$91,599	$249,031	$225,722
Non-investment grade	64,279	556	1,138	65,973	56,226
Watch list	724	–	–	724	1,173
Default	257	–	–	257	344
Total risk-rated exposure	$159,572	$63,676	$92,737	$315,985	$283,465

LGD estimate	Corporate	Sovereign	Banks	Total	Total
Less than 10%	$10,616	$53,664	$64,709	$128,989	$111,751
10% – 25%	47,656	5,757	9,950	63,363	54,440
26% – 45%	76,027	4,090	17,377	97,494	87,679
46% – 65%	24,209	106	454	24,769	28,310
66% – 100%	1,064	59	247	1,370	1,285
	$159,572	$63,676	$92,737	$315,985	$283,465
Strong				499	899
Good				99	131
Satisfactory				25	30
Weak				1	–
Default				1	5
Total slotted exposure				$625	$1,065
Total business and government portfolios				$316,610	$284,530

Summary of PD Bands to Various Risk Levels

The following table maps the PD bands to various risk levels:

Risk level	PD bands
Exceptionally low	0.01% – 0.20%
Very low	0.21% – 0.50%
Low	0.51% – 2.00%
Medium	2.01% – 10.00%
High	10.01% – 99.99%
Default	100%

Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables

Rating profile of OTC derivative mark-to-market (MTM) receivables

$ billions, as at October 31		2018		2017
	Exposure (1)
Investment grade	$6.78	87.3%	$7.19	84.1%
Non-investment grade	0.97	12.5	1.33	15.6
Watch list	0.01	0.1	0.02	0.2
Default	0.01	0.1	0.01	0.1
	$7.77	100.0%	$8.55	100.0%

(1)	MTM of the OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Credit Quality of Risk-rated Portfolios Exposure

The following table presents the credit quality of our retail portfolios under the AIRB approach.

$ millions, as at October 31				2018	2017
	EAD
Risk level	Real estate secured personal lending	Qualifying revolving retail	Other retail	Total	Total
Exceptionally low	$195,324	$41,331	$4,650	$241,305	$234,716
Very low	25,887	9,063	1,156	36,106	36,506
Low	18,926	14,649	5,112	38,687	38,351
Medium	3,129	8,250	2,984	14,363	14,436
High	521	1,245	743	2,509	2,466
Default	286	44	68	398	341
	$244,073	$74,582	$14,713	$333,368	$326,816

Summary of Industry-wide Breakdown of Business and Government Exposure

The following table provides an industry-wide breakdown of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions.

$ millions, as at October 31	Drawn	Undrawn commitments	Repo-style transactions	Other off- balance sheet	OTC derivatives	2018 Total	2017 Total
Commercial mortgages	$621	$4	$–	$–	$–	$625	$1,065
Financial institutions	39,080	5,664	11,232	72,587	13,868	142,431	129,106
Retail and wholesale	5,253	2,765	–	277	65	8,360	7,532
Business services	7,158	2,719	35	670	76	10,658	9,769
Manufacturing – capital goods	2,680	2,085	–	532	110	5,407	4,694
Manufacturing – consumer goods	3,341	1,644	–	222	31	5,238	4,909
Real estate and construction	32,216	7,518	113	1,108	73	41,028	36,067
Agriculture	5,803	1,447	–	23	46	7,319	6,936
Oil and gas	7,909	8,470	–	1,002	2,877	20,258	18,104
Mining	1,593	3,275	–	720	80	5,668	5,253
Forest products	448	522	–	159	16	1,145	1,083
Hardware and software	878	429	–	39	7	1,353	1,420
Telecommunications and cable	1,145	952	–	434	136	2,667	2,850
Broadcasting, publishing and printing	604	111	–	–	6	721	504
Transportation	3,767	2,362	–	384	570	7,083	6,729
Utilities	4,226	5,408	–	1,963	498	12,095	12,062
Education, health, and social services	2,627	981	21	122	132	3,883	3,921
Governments	31,950	4,441	990	260	3,030	40,671	32,526
	$151,299	$50,797	$12,391	$80,502	$21,621	$316,610	$284,530

Summary of Securitization Exposures

The following table provides details on securitization exposures in our banking book, by credit ratings, under the IRB approach.

$ millions, as at October 31	2018	2017
S&P rating equivalent	EAD (1)
AAA to BBB-	$11,394	$11,196
BB+ to BB-	–	–
Below BB-	–	13
Unrated	2,261	2,960
	$13,655	$14,169

(1)	EAD under IRB approach is net of financial collateral of $6 million (2017: $5 million).

Summary of Market Risks by Type of Risks
$ millions, as at or for the year ended October 31				2018				2017
	High	Low	As at	Average	High	Low	As at	Average
Interest rate risk	$33.8	$6.8	$14.2	$17.4	$32.2	$6.4	$25.2	$15.1
Credit spread risk	17.9	4.0	17.9	9.6	13.8	4.1	5.6	7.9
Equity risk	7.8	0.8	6.3	3.4	11.3	0.8	1.9	2.2
Foreign exchange risk	15.5	0.5	2.7	5.3	28.2	0.6	1.8	7.1
Commodity risk	7.9	1.3	2.5	2.5	9.2	1.4	3.4	4.3
Debt specific risk	6.7	2.6	6.3	4.6	5.0	2.3	4.4	3.4
Diversification effect (1)	n/m	n/m	(33.4)	(30.4)	n/m	n/m	(35.6)	(27.9)
Stressed total VaR (one-day measure)	$22.6	$3.7	$16.5	$12.4	$35.0	$5.4	$6.7	$12.1

(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Stressed Value at Risk by Trading Activities

$ millions, as at or for the year ended October 31				2018				2017
	High	Low	As at	Average	High	Low	As at	Average
Interest rate risk	$7.6	$2.9	$3.5	$4.5	$6.9	$1.8	$3.9	$4.1
Credit spread risk	2.0	0.5	1.6	1.0	3.8	0.7	0.9	2.1
Equity risk	8.4	1.7	3.7	2.8	18.5	1.8	3.1	3.3
Foreign exchange risk	4.6	0.5	1.3	1.6	10.3	0.8	1.2	3.2
Commodity risk	4.7	1.0	1.5	1.8	5.1	1.3	3.2	2.6
Debt specific risk	2.7	0.9	1.3	1.5	2.0	0.7	1.6	1.3
Diversification effect (1)	n/m	n/m	(7.9)	(7.9)	n/m	n/m	(8.8)	(10.1)
Total VaR (one-day measure)	$10.4	$4.0	$5.0	$5.3	$22.2	$3.7	$5.1	$6.5

(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Incremental Risk Charge by Trading Activities

$ millions, as at or for the year ended October 31				2018				2017
	High	Low	As at	Average	High	Low	As at	Average
Default risk	$214.2	$71.5	$176.1	$143.2	$329.1	$69.4	$69.5	$110.5
Migration risk	155.5	33.3	53.1	57.6	145.1	27.3	77.9	64.0
IRC (one-year measure) (1)	$291.5	$147.8	$229.2	$200.8	$387.8	$122.2	$147.4	$174.5

(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Summary of Amortized Cost and Fair Values of Non-trading Equities

The following table provides the amortized cost and fair values of our non-trading equities:

$ millions, as at October 31		Amortized cost	Fair value
2018	Equity securities designated at FVOCI	$468	$562
	Equity-accounted investments in associates (1)	63	101
		$531	$663
2017	AFS securities	$364	$469
	Equity-accounted investments in associates (1)	313	356
		$677	$825

(1)	Excludes our equity-accounted joint ventures. See Note 25 to the consolidated financial statements for further details.

Summary of Off-Balance Sheet Credit Related Commitments

The following table provides the contractual maturity of notional amounts of off-balance sheet credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at October 31, 2018	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	No specified maturity (1)	Total
Securities lending (2)	$39,931	$5,883	$5,736	$–	$–	$–	$–	$–	$–	$51,550
Unutilized credit commitments	1,147	5,278	2,844	2,718	3,122	10,886	46,306	2,306	150,139	224,746
Backstop liquidity facilities	–	8,750	630	726	92	309	–	13	–	10,520
Standby and performance letters of credit	1,940	2,586	2,108	3,261	1,651	427	1,139	130	–	13,242
Documentary and commercial letters of credit	35	90	49	11	14	–	–	–	–	199
	$43,053	$22,587	$11,367	$6,716	$4,879	$11,622	$47,445	$2,449	$150,139	$300,257
October 31, 2017	$39,287	$21,865	$10,724	$7,042	$4,083	$14,976	$37,280	$1,920	$143,182	$280,359

(1)	Includes $116.5 billion (2017: $111.7 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $2.7 billion (2017: $2.0 billion) for cash because it is reported on the consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs

The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at October 31, 2018	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	Total
Operating leases	$41	$83	$124	$124	$122	$472	$1,289	$3,505	$5,760
Purchase obligations (1)	97	185	198	174	167	496	672	66	2,055
Pension contributions (2)	16	32	48	49	49	–	–	–	194
Underwriting commitments	176	–	–	–	–	–	–	–	176
Investment commitments	1	4	–	–	4	2	3	180	194
	$331	$304	$370	$347	$342	$970	$1,964	$3,751	$8,379
October 31, 2017	$625	$405	$386	$324	$330	$973	$1,805	$3,477	$8,325

(1)

Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)

Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values

The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at October 31, 2018	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks	$4,380	$–	$–	$–	$–	$–	$–	$–	$–	$4,380
Interest-bearing deposits with banks	13,311	–	–	–	–	–	–	–	–	13,311
Securities	2,286	2,755	2,104	3,046	1,971	6,265	32,386	24,935	25,916	101,664
Cash collateral on securities borrowed	5,488	–	–	–	–	–	–	–	–	5,488
Securities purchased under resale agreements	20,820	11,774	2,432	6,180	242	2,002	–	–	–	43,450
Loans
Residential mortgages	2,540	4,774	9,269	11,657	11,165	53,597	106,293	7,807	647	207,749
Personal	556	643	1,159	1,106	975	226	1,560	2,263	34,570	43,058
Credit card	266	532	798	798	798	3,194	6,287	–	–	12,673
Business and government	11,177	3,474	4,894	4,625	3,507	15,658	36,545	12,802	16,873	109,555
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,639)	(1,639)
Derivative instruments	1,926	3,128	1,550	1,070	1,173	2,463	4,107	6,014	–	21,431
Customers’ liability under acceptances	9,169	1,014	67	13	2	–	–	–	–	10,265
Other assets	–	–	–	–	–	–	–	–	25,714	25,714
	$71,919	$28,094	$22,273	$28,495	$19,833	$83,405	$187,178	$53,821	$102,081	$597,099
October 31, 2017	$68,633	$19,284	$19,148	$24,660	$19,187	$77,767	$185,148	$50,473	$100,964	$565,264
Liabilities
Deposits (1)	$21,817	$29,161	$34,584	$31,806	$26,432	$27,414	$52,888	$8,467	$228,446	$461,015
Obligations related to securities sold short	13,782	–	–	–	–	–	–	–	–	13,782
Cash collateral on securities lent	2,731	–	–	–	–	–	–	–	–	2,731
Obligations related to securities sold under repurchase agreements	29,227	1,483	130	–	–	–	–	–	–	30,840
Derivative instruments	1,501	2,275	1,618	957	1,292	2,365	3,905	7,060	–	20,973
Acceptances	9,200	1,014	67	13	2	–	–	–	–	10,296
Other liabilities	–	–	–	–	–	–	–	–	18,266	18,266
Subordinated indebtedness	–	–	–	–	–	–	–	4,080	–	4,080
Equity	–	–	–	–	–	–	–	–	35,116	35,116
	$78,258	$33,933	$36,399	$32,776	$27,726	$29,779	$56,793	$19,607	$281,828	$597,099
October 31, 2017	$71,445	$34,910	$40,912	$23,237	$23,940	$36,809	$49,836	$17,197	$266,978	$565,264

(1)

Comprises $163.9 billion (2017: $159.3 billion) of personal deposits of which $153.2 billion (2017: $149.5 billion) are in Canada and $10.7 billion (2017: $9.8 billion) are in other countries; $282.7 billion (2017: $266.6 billion) of business and government deposits and secured borrowings of which $211.9 billion (2017: $192.7 billion) are in Canada and $70.8 billion (2017: $73.9 billion) are in other countries; and $14.4 billion (2017: $13.8 billion) of bank deposits of which $5.9 billion (2017: $6.6 billion) are in Canada and $8.5 billion (2017: $7.2 billion) are in other countries.

Summary of Structural Interest Rate Sensitivity - Measures
$ millions (pre-tax), as at October 31		2018		2017 (1)
	CAD (2)	USD	CAD (2)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$170	$32	$225	$58
Increase (decrease) in present value of shareholders’ equity	(396)	(230)	(354)	(84)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(246)	(58)	(289)	(118)
Increase (decrease) in present value of shareholders’ equity	316	269	276	(6)

(1)	Certain information has been restated to conform to the presentation adopted in the current year.
(2)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources

Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at October 31		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2018	Cash and deposits with banks	$17,691	$–	$17,691	$686	$17,005
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	67,478	74,933	142,411	75,431	66,980
	Other debt securities	6,684	2,092	8,776	1,240	7,536
	Equities	25,018	20,641	45,659	27,859	17,800
	Canadian government guaranteed National Housing Act mortgage-backed securities	39,465	834	40,299	10,182	30,117
	Other liquid assets (2)	6,500	1,598	8,098	6,621	1,477
		$162,836	$100,098	$262,934	$122,019	$140,915
2017 (3)	Cash and deposits with banks	$14,152	$–	$14,152	$555	$13,597
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	51,196	65,923	117,119	67,806	49,313
	Other debt securities	8,227	1,549	9,776	1,461	8,315
	Equities	31,798	16,786	48,584	24,951	23,633
	Canadian government guaranteed National Housing Act mortgage-backed securities	35,009	1,023	36,032	8,278	27,754
	Other liquid assets (2)	5,796	2,258	8,054	5,346	2,708
		$146,178	$87,539	$233,717	$108,397	$125,320

(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select ABS and precious metals.
(3)	Certain information has been restated to conform to the presentation adopted in the current year.